UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Select Growth Fund

Quarterly portfolio holdings 12/31/15

Fund's investmentsSelect Growth Fund

As of 12-31-15 (unaudited)
	Shares	Value
Common stocks 98.8%		$377,112,031
(Cost $345,528,799)
Consumer discretionary 24.9%		94,913,984
Automobiles 6.2%
Harley-Davidson, Inc.	125,801	5,710,107
Tesla Motors, Inc. (I)	74,879	17,971,709
Hotels, restaurants and leisure 2.5%
Chipotle Mexican Grill, Inc. (I)	20,073	9,632,029
Internet and catalog retail 13.6%
Amazon.com, Inc. (I)	49,314	33,330,836
TripAdvisor, Inc. (I)	216,255	18,435,739
Specialty retail 2.6%
CarMax, Inc. (I)	95,740	5,167,088
O'Reilly Automotive, Inc. (I)	18,414	4,666,476
Consumer staples 3.3%		12,503,425
Beverages 2.2%
Brown-Forman Corp., Class B	43,210	4,289,889
PepsiCo, Inc.	41,037	4,100,417
Household products 1.1%
Colgate-Palmolive Company	61,740	4,113,119
Energy 0.4%		1,421,528
Oil, gas and consumable fuels 0.4%
Apache Corp.	31,966	1,421,528
Financials 25.1%		95,929,306
Banks 10.1%
First Republic Bank	274,330	18,122,240
M&T Bank Corp.	138,155	16,741,623
U.S. Bancorp	88,459	3,774,546
Capital markets 1.7%
TD Ameritrade Holding Corp.	187,000	6,490,770
Consumer finance 2.8%
American Express Company	48,890	3,400,300
LendingClub Corp. (I)	652,008	7,204,688
Diversified financial services 6.7%
Berkshire Hathaway, Inc., Class B (I)	73,240	9,670,610
MarketAxess Holdings, Inc.	144,178	16,088,823
Insurance 3.8%
Markel Corp. (I)	16,342	14,435,706
Health care 14.3%		54,573,926
Biotechnology 2.9%
Genomic Health, Inc. (I)	216,793	7,631,114
Seattle Genetics, Inc. (I)	75,300	3,379,464
Health care equipment and supplies 3.9%
ABIOMED, Inc. (I)	72,059	6,505,487
IDEXX Laboratories, Inc. (I)	115,614	8,430,573
Life sciences tools and services 6.4%
Illumina, Inc. (I)	85,233	16,360,048
Waters Corp. (I)	59,645	8,027,024

2SEE NOTES TO FUND'S INVESTMENTS

Select Growth Fund

			Shares	Value
Health care (continued)
Pharmaceuticals 1.1%
	Bristol-Myers Squibb Company		61,640	$4,240,216
Industrials 7.3%				27,800,985
Air freight and logistics 0.9%
	United Parcel Service, Inc., Class B		36,467	3,509,219
Industrial conglomerates 1.4%
	Danaher Corp.		54,780	5,087,966
Trading companies and distributors 5.0%
	NOW, Inc. (I)		275,099	4,352,066
	Watsco, Inc.		126,797	14,851,734
Information technology 19.4%				74,099,938
Internet software and services 13.4%
	Alphabet, Inc., Class A (I)		16,130	12,549,301
	Alphabet, Inc., Class C (I)		15,870	12,043,426
	eBay, Inc. (I)		148,413	4,078,389
	Facebook, Inc., Class A (I)		109,040	11,412,126
	GrubHub, Inc. (I)		366,947	8,880,117
	Zillow Group, Inc., Class A (I)		28,300	736,932
	Zillow Group, Inc., Class C (I)		56,600	1,328,968
IT services 6.0%
	MasterCard, Inc., Class A		178,080	17,337,869
	PayPal Holdings, Inc. (I)		148,413	5,372,551
	Source HOV (I)(R)		510	360,259
Software 0.0%
	BancTec, Inc. (I)		197,026	0
Materials 4.1%				15,868,939
Chemicals 1.1%
	Monsanto Company		42,880	4,224,538
Construction materials 3.0%
	Martin Marietta Materials, Inc.		85,257	11,644,401
Warrants 0.0%				$13,077
(Cost $0)
Health care 0.0%				13,077
	HealthSouth Corp. (Expiration Date: 1-17-17) (I)(N)		7,280	13,077
	Yield (%)		Shares	Value
Short-term investments 1.2%				$4,648,505
(Cost $4,648,505)
Money market funds 1.2%				4,648,505
State Street Institutional Liquid Reserves Fund	0.2259(Y	)	4,648,505	4,648,505
Total investments (Cost $350,177,304)† 100.0%				$381,773,613
Other assets and liabilities, net 0.0%				($57,877)
Total net assets 100.0%				$381,715,736

SEE NOTES TO FUND'S INVESTMENTS3

Select Growth Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(N)	Strike price and/or expiration date not available.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Fund's investments.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-15.
†	At 12-31-15, the aggregate cost of investment securities for federal income tax purposes was $350,506,747. Net unrealized appreciation aggregated $31,266,866, of which $53,163,569 related to appreciated investment securities and $21,896,703 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2015, by major security category or type:

	Total value at 12-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$94,913,984	$94,913,984	—	—
Consumer staples	12,503,425	12,503,425	—	—
Energy	1,421,528	1,421,528	—	—
Financials	95,929,306	95,929,306	—	—
Health care	54,573,926	54,573,926	—	—
Industrials	27,800,985	27,800,985	—	—
Information technology	74,099,938	73,739,679	—	$360,259
Materials	15,868,939	15,868,939	—	—
Warrants	13,077	—	$13,077	—
Short-term investments	4,648,505	4,648,505	—	—
Total investments in securities	$381,773,613	$381,400,277	$13,077	$360,259

Direct placement securities. The fund may hold private placement securities, which are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at December 31, 2015.

Issuer, description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 12-31-15
Source HOV	10-31-14	$4,726,919	510	510	0.09%	$360,259

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	334Q3	12/15
This report is for the information of the shareholders of John Hancock Select Growth Fund.		2/16

John Hancock

Disciplined Value Fund

Quarterly portfolio holdings 12/31/15

Fund's investmentsDisciplined Value Fund

As of 12-31-15 (unaudited)
	Shares	Value
Common stocks 98.5%		$13,535,146,356
(Cost $12,959,559,411)
Consumer discretionary 9.0%		1,243,583,706
Auto components 0.5%
Lear Corp.	569,393	69,938,543
Hotels, restaurants and leisure 0.5%
Six Flags Entertainment Corp.	1,285,446	70,622,403
Media 5.9%
CBS Corp., Class B	2,748,179	129,521,676
Comcast Corp., Class A	2,122,073	119,748,579
Liberty Broadband Corp., Series C (I)	1,101,747	57,136,599
Liberty Global PLC LiLAC, Series C (I)	465,395	20,011,985
Liberty Global PLC, Series C (I)	5,665,402	230,978,440
Liberty Media Corp., Series C (I)	2,082,260	79,292,461
Omnicom Group, Inc.	418,693	31,678,312
Time Warner, Inc.	1,861,851	120,405,904
Time, Inc.	1,502,448	23,543,360
Multiline retail 1.7%
Target Corp.	3,295,883	239,314,065
Specialty retail 0.4%
Best Buy Company, Inc.	1,687,730	51,391,379
Consumer staples 1.8%		241,809,669
Food and staples retailing 0.9%
CVS Health Corp.	1,253,023	122,508,059
Food products 0.9%
Tyson Foods, Inc., Class A	2,237,045	119,301,610
Energy 9.9%		1,366,086,137
Oil, gas and consumable fuels 9.9%
Anadarko Petroleum Corp.	1,366,456	66,382,432
Canadian Natural Resources, Ltd.	3,582,852	78,213,659
Cimarex Energy Company	586,964	52,462,842
Diamondback Energy, Inc. (I)	908,795	60,798,386
Energen Corp.	1,548,780	63,484,492
EOG Resources, Inc.	3,898,384	275,966,603
EQT Corp.	614,320	32,024,502
Marathon Petroleum Corp.	1,084,047	56,196,996
Occidental Petroleum Corp.	5,258,752	355,544,223
Phillips 66	3,221,533	263,521,399
QEP Resources, Inc.	4,588,851	61,490,603
Financials 29.3%		4,024,918,335
Banks 12.5%
BB&T Corp.	2,760,218	104,363,843
Citigroup, Inc.	7,913,898	409,544,222
Fifth Third Bancorp	4,337,151	87,176,735
JPMorgan Chase & Co.	9,217,183	608,610,593
Wells Fargo & Company	9,437,004	512,995,537
Consumer finance 6.1%
Ally Financial, Inc. (I)	6,330,144	117,993,884
Capital One Financial Corp.	5,669,544	409,227,686

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Fund

	Shares	Value
Financials (continued)
Consumer finance (continued)
Discover Financial Services	4,586,349	$245,920,033
Navient Corp.	5,497,249	62,943,501
Diversified financial services 4.6%
Berkshire Hathaway, Inc., Class B (I)	4,772,057	630,102,406
Insurance 5.8%
ACE, Ltd.	2,163,368	252,789,551
Aon PLC	1,059,854	97,729,137
MetLife, Inc.	2,132,980	102,830,966
The Allstate Corp.	2,014,567	125,084,465
The Travelers Companies, Inc.	852,496	96,212,699
XL Group PLC	3,097,835	121,373,175
Real estate investment trusts 0.3%
American Homes 4 Rent, Class A	2,402,155	40,019,902
Health care 17.1%		2,352,223,281
Biotechnology 1.7%
Gilead Sciences, Inc.	2,269,767	229,677,723
Health care equipment and supplies 1.8%
Medtronic PLC	2,000,733	153,896,382
Zimmer Biomet Holdings, Inc.	962,163	98,708,302
Health care providers and services 6.3%
Anthem, Inc.	1,059,237	147,700,007
Cardinal Health, Inc.	1,371,170	122,404,346
Cigna Corp.	1,105,620	161,785,375
Express Scripts Holding Company (I)	2,936,653	256,692,839
McKesson Corp.	554,999	109,462,453
Quest Diagnostics, Inc.	1,048,699	74,604,447
Pharmaceuticals 7.3%
Johnson & Johnson	3,969,869	407,784,944
Merck & Company, Inc.	3,848,587	203,282,365
Pfizer, Inc.	10,756,915	347,233,216
Teva Pharmaceutical Industries, Ltd., ADR	594,011	38,990,882
Industrials 10.7%		1,464,737,721
Aerospace and defense 7.1%
General Dynamics Corp.	1,442,229	198,104,575
Honeywell International, Inc.	669,161	69,305,005
Lockheed Martin Corp.	1,287,254	279,527,206
Raytheon Company	1,581,280	196,916,798
Textron, Inc.	2,390,803	100,437,634
United Technologies Corp.	1,374,050	132,004,984
Airlines 2.7%
Delta Air Lines, Inc.	4,913,899	249,085,540
United Continental Holdings, Inc. (I)	2,184,249	125,157,468
Machinery 0.9%
Crane Company	782,357	37,427,959
Ingersoll-Rand PLC	1,388,507	76,770,552
Information technology 13.5%		1,855,409,410
Communications equipment 3.2%
Cisco Systems, Inc.	10,428,817	283,194,526

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value Fund

			Shares	Value
Information technology (continued)
Communications equipment (continued)
	Harris Corp.		1,828,496	$158,896,302
Electronic equipment, instruments and components 0.8%
	Flextronics International, Ltd. (I)		9,911,727	111,110,460
Internet software and services 1.0%
	eBay, Inc. (I)		4,997,374	137,327,838
IT services 0.6%
	Computer Sciences Corp.		2,327,062	76,048,386
Software 5.8%
	Activision Blizzard, Inc.		5,417,375	209,706,586
	Microsoft Corp.		8,073,817	447,935,367
	Oracle Corp.		3,730,742	136,284,005
Technology hardware, storage and peripherals 2.1%
	Hewlett Packard Enterprise Company		7,975,571	121,228,679
	HP, Inc.		5,871,506	69,518,631
	Seagate Technology PLC (L)		808,532	29,640,783
	Western Digital Corp.		1,240,930	74,517,847
Materials 4.2%				577,778,522
Chemicals 1.7%
	Huntsman Corp.		6,035,242	68,620,702
	Methanex Corp. (L)		1,971,078	65,065,285
	The Dow Chemical Company		2,019,399	103,958,661
Containers and packaging 2.2%
	Crown Holdings, Inc. (I)		2,512,802	127,399,061
	International Paper Company		2,100,758	79,198,577
	WestRock Company		2,156,700	98,388,654
Metals and mining 0.3%
	Barrick Gold Corp.		4,762,545	35,147,582
Telecommunication services 2.0%				273,599,614
Diversified telecommunication services 2.0%
	Verizon Communications, Inc.		5,919,507	273,599,614
Utilities 1.0%				134,999,961
Independent power and renewable electricity producers 1.0%
	AES Corp.		14,106,579	134,999,961
	Yield (%)		Shares	Value
Securities lending collateral 0.1%				$10,209,903
(Cost $10,209,998)
John Hancock Collateral Trust (W)	0.3070(Y	)	1,020,500	10,209,903
Short-term investments 1.2%				$165,505,605
(Cost $165,505,605)
Money market funds 1.2%				165,505,605
State Street Institutional U.S. Government Money Market Fund	0.0891(Y	)	165,505,605	165,505,605
Total investments (Cost $13,135,275,014)† 99.8%				$13,710,861,864
Other assets and liabilities, net 0.2%				$29,054,958
Total net assets 100.0%				$13,739,916,822

4SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 12-31-15. The value of securities on loan amounted to $9,991,740.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-15.
†	At 12-31-15, the aggregate cost of investment securities for federal income tax purposes was $13,138,787,813. Net unrealized appreciation aggregated $572,074,051, of which $1,406,815,307 related to appreciated investment securities and $834,741,256 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	340Q3	12/15
This report is for the information of the shareholders of John Hancock Disciplined Value Fund.		2/16

John Hancock

Core High Yield Fund

Quarterly portfolio holdings 12/31/15

Fund's investmentsCore High Yield Fund

As of 12-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 85.0%						$478,544,252
(Cost $590,430,353)
Consumer discretionary 14.3%						80,667,600
Auto components 0.9%
Icahn Enterprises LP	5.875		02-01-22		5,000,000	4,887,500
Automobiles 0.4%
Fiat Chrysler Automobiles NV	5.250		04-15-23		2,530,000	2,485,725
Diversified consumer services 0.1%
Speedy Cash Intermediate Holdings Corp. (S)	10.750		05-15-18		1,000,000	510,000
Hotels, restaurants and leisure 1.6%
Great Canadian Gaming Corp.	6.625		07-25-22	CAD	2,000,000	1,420,106
Scientific Games International, Inc. (S)	7.000		01-01-22		8,000,000	7,640,000
Household durables 2.8%
Argos Merger Sub, Inc. (S)	7.125		03-15-23		778,000	771,387
Beazer Homes USA, Inc.	9.125		05-15-19		3,000,000	2,977,500
Century Communities, Inc.	6.875		05-15-22		945,000	867,030
Modular Space Corp. (S)	10.250		01-31-19		10,125,000	4,050,000
William Lyon Homes, Inc.	5.750		04-15-19		640,000	630,400
William Lyon Homes, Inc.	7.000		08-15-22		6,210,000	6,225,525
Media 7.0%
Altice Financing SA (S)	6.500		01-15-22		1,520,000	1,504,800
Altice Financing SA (S)	6.625		02-15-23		3,000,000	2,962,500
Altice Finco SA (S)	8.125		01-15-24		2,700,000	2,612,250
Altice Luxembourg SA (S)	7.625		02-15-25		3,000,000	2,587,500
Altice Luxembourg SA (S)	7.750		05-15-22		5,000,000	4,512,500
American Media, Inc.	11.500		12-15-17		2,094,000	2,062,590
DISH DBS Corp.	5.875		11-15-24		2,570,000	2,287,300
Postmedia Network, Inc.	12.500		07-15-18		2,000,000	1,805,000
Quebecor Media, Inc. (S)	6.625		01-15-23	CAD	3,000,000	2,211,462
Sinclair Television Group, Inc. (S)	5.625		08-01-24		5,000,000	4,862,500
Sirius XM Radio, Inc. (S)	6.000		07-15-24		7,000,000	7,315,000
SiTV LLC (S)	10.375		07-01-19		2,250,000	1,800,000
Videotron, Ltd. (S)	5.375		06-15-24		3,055,000	3,070,275
Specialty retail 1.5%
DriveTime Automotive Group, Inc. (S)	8.000		06-01-21		4,000,000	3,560,000
Group 1 Automotive, Inc.	5.000		06-01-22		2,500,000	2,475,000
The Men's Wearhouse, Inc.	7.000		07-01-22		3,625,000	2,573,750
Consumer staples 5.8%						32,886,825
Food and staples retailing 2.2%
Simmons Foods, Inc. (S)	7.875		10-01-21		1,500,000	1,357,500
SUPERVALU, Inc.	6.750		06-01-21		2,000,000	1,810,000
SUPERVALU, Inc.	7.750		11-15-22		4,500,000	4,117,500
Tops Holding LLC (S)	8.000		06-15-22		5,245,000	5,166,325
Food products 2.3%
Dean Foods Company (S)	6.500		03-15-23		3,000,000	3,120,000
Post Holdings, Inc. (S)	6.750		12-01-21		4,775,000	4,870,500
Southern States Cooperative, Inc. (S)	10.000		08-15-21		6,000,000	5,190,000
Tobacco 1.3%
Alliance One International, Inc.	9.875		07-15-21		7,000,000	5,145,000
Vector Group, Ltd.	7.750		02-15-21		2,000,000	2,110,000

2SEE NOTES TO FUND'S INVESTMENTS

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy 7.1%					$39,922,837
Energy equipment and services 0.7%
CSI Compressco LP	7.250		08-15-22	2,865,000	2,120,100
PHI, Inc.	5.250		03-15-19	1,340,000	1,072,000
Seventy Seven Energy, Inc.	6.500		07-15-22	3,130,000	492,975
Oil, gas and consumable fuels 6.4%
Calumet Specialty Products Partners LP	6.500		04-15-21	8,000,000	6,960,000
Calumet Specialty Products Partners LP	7.625		01-15-22	1,450,000	1,232,500
Chesapeake Energy Corp.	6.500		08-15-17	5,000,000	2,500,000
Citgo Holding, Inc. (S)	10.750		02-15-20	3,000,000	2,910,000
Crestwood Midstream Partners LP (S)	6.250		04-01-23	2,500,000	1,743,750
Energy XXI Gulf Coast, Inc. (S)	11.000		03-15-20	4,000,000	1,400,000
FTS International, Inc. (P)(S)	8.012		06-15-20	6,000,000	4,081,464
Genesis Energy LP	6.000		05-15-23	1,205,000	964,000
Halcon Resources Corp. (S)	8.625		02-01-20	2,000,000	1,380,000
Halcon Resources Corp. (S)	12.000		02-15-22	2,301,000	1,518,660
Jones Energy Holdings LLC	6.750		04-01-22	805,000	416,588
Legacy Reserves LP	8.000		12-01-20	4,000,000	840,000
Linn Energy LLC	6.500		05-15-19	6,000,000	1,050,000
PBF Holding Company LLC (S)	7.000		11-15-23	3,000,000	2,925,000
SandRidge Energy, Inc. (S)	8.750		06-01-20	2,000,000	607,500
Teekay Offshore Partners LP	6.000		07-30-19	5,540,000	3,157,800
Ultra Petroleum Corp. (S)	5.750		12-15-18	2,500,000	600,000
Ultra Petroleum Corp. (S)	6.125		10-01-24	2,000,000	455,000
Whiting Petroleum Corp.	6.250		04-01-23	1,000,000	720,000
WPX Energy, Inc.	5.250		09-15-24	1,175,000	775,500
Financials 15.3%					86,120,673
Banks 3.2%
Citigroup, Inc. (5.800% to 11-15-19, then 3 month LIBOR + 4.093%) (Q)	5.800		11-15-19	5,000,000	4,957,500
HSBC Holdings PLC (5.625% to 1-17-20, then 5 Year ISDAFIX + 3.626%) (Q)	5.625		01-17-20	1,630,000	1,632,038
ING Groep NV (6.000% to 4-16-20, then 5 Year U.S. Swap Rate + 4.445%) (Q)	6.000		04-16-20	4,000,000	4,000,000
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	2,000,000	1,953,750
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18	5,000,000	5,300,000
Capital markets 0.4%
GFI Group, Inc.	8.875		07-19-18	2,000,000	2,165,000
Consumer finance 3.2%
Cash America International, Inc.	5.750		05-15-18	3,000,000	3,003,750
Credit Acceptance Corp.	6.125		02-15-21	6,271,000	6,145,580
DFC Finance Corp. (S)	10.500		06-15-20	4,000,000	2,360,000
Enova International, Inc.	9.750		06-01-21	2,000,000	1,440,000
TMX Finance LLC (S)	8.500		09-15-18	6,948,000	5,176,260
Diversified financial services 3.5%
iPayment, Inc. (S)	9.500		12-15-19	3,562,500	3,696,094
Jefferies Finance LLC (S)	6.875		04-15-22	3,000,000	2,520,000
Jefferies Finance LLC (S)	7.500		04-15-21	6,000,000	5,280,000
NewStar Financial, Inc.	7.250		05-01-20	8,150,000	7,905,500
Real estate investment trusts 1.0%
DuPont Fabros Technology LP	5.875		09-15-21	1,100,000	1,144,000
iStar, Inc.	5.000		07-01-19	4,890,000	4,749,413
Real estate management and development 0.8%
Mattamy Group Corp. (S)	6.500		11-15-20	3,500,000	3,325,000

SEE NOTES TO FUND'S INVESTMENTS3

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Real estate management and development (continued)
Mattamy Group Corp. (S)	6.875		11-15-20	CAD	2,000,000	$1,402,038
Thrifts and mortgage finance 3.2%
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21		6,725,000	6,119,750
Nationstar Mortgage LLC	6.500		06-01-22		7,000,000	6,055,000
Quicken Loans, Inc. (S)	5.750		05-01-25		4,000,000	3,810,000
Stearns Holdings, Inc. (S)	9.375		08-15-20		2,000,000	1,980,000
Health care 5.8%						32,975,635
Health care equipment and supplies 1.1%
Centric Health Corp.	8.625		04-18-18	CAD	9,488,000	6,274,135
Health care providers and services 2.0%
Acadia Healthcare Company, Inc.	5.625		02-15-23		1,500,000	1,417,500
DaVita HealthCare Partners, Inc.	5.000		05-01-25		5,000,000	4,825,000
Vantage Oncology LLC (S)	9.500		06-15-17		6,000,000	5,070,000
Pharmaceuticals 2.7%
Mallinckrodt International Finance SA (S)	5.625		10-15-23		1,500,000	1,425,000
Mallinckrodt International Finance SA (S)	5.750		08-01-22		4,000,000	3,840,000
Valeant Pharmaceuticals International, Inc. (S)	5.375		03-15-20		4,000,000	3,760,000
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23		3,175,000	2,794,000
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23		4,000,000	3,570,000
Industrials 10.6%						59,550,162
Aerospace and defense 0.2%
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25		1,090,000	1,106,350
Air freight and logistics 1.6%
XPO Logistics, Inc. (S)	6.500		06-15-22		9,900,000	9,157,500
Building products 1.2%
Builders FirstSource, Inc. (S)	10.750		08-15-23		7,000,000	6,947,500
Chemicals 0.2%
Techniplas LLC (S)	10.000		05-01-20		1,750,000	1,242,500
Commercial services and supplies 1.0%
GFL Environmental Corp. (S)	7.500		06-18-18	CAD	1,196,000	847,062
Tervita Corp. (S)	10.875		02-15-18		450,000	103,500
The ADT Corp.	4.125		06-15-23		5,000,000	4,675,000
Construction and engineering 2.3%
AECOM	5.750		10-15-22		7,500,000	7,725,000
Michael Baker International, Inc. (S)	8.250		10-15-18		900,000	810,000
Tronox Finance LLC (S)	7.500		03-15-22		7,500,000	4,350,000
Construction materials 0.4%
Weekley Homes LLC	6.000		02-01-23		2,500,000	2,350,000
Machinery 0.3%
Optimas OE Solutions Holding LLC (S)	8.625		06-01-21		1,750,000	1,487,500
Marine 0.8%
Navios Maritime Holdings, Inc. (S)	7.375		01-15-22		8,810,000	4,405,000
Trading companies and distributors 1.1%
Ahern Rentals, Inc. (S)	7.375		05-15-23		5,000,000	4,037,500
Reliance Intermediate Holdings LP (S)	6.500		04-01-23		2,000,000	2,080,000
Transportation infrastructure 1.5%
CHC Helicopter SA	9.250		10-15-20		3,600,000	1,728,000
CHC Helicopter SA	9.375		06-01-21		1,836,250	367,250

4SEE NOTES TO FUND'S INVESTMENTS

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Transportation infrastructure (continued)
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	6,700,000	$6,130,500
Information technology 3.2%					18,125,125
Communications equipment 0.7%
Avaya, Inc. (S)	7.000		04-01-19	3,000,000	2,235,000
Avaya, Inc. (S)	9.000		04-01-19	2,000,000	1,535,000
Internet software and services 0.3%
Rackspace Hosting, Inc. (S)	6.500		01-15-24	2,000,000	1,930,000
Semiconductors and semiconductor equipment 1.9%
Advanced Micro Devices, Inc.	7.750		08-01-20	3,500,000	2,397,500
Micron Technology, Inc. (S)	5.250		08-01-23	4,750,000	4,263,125
Micron Technology, Inc.	5.500		02-01-25	4,350,000	3,784,500
Software 0.3%
Open Text Corp. (S)	5.625		01-15-23	2,000,000	1,980,000
Materials 11.7%					65,651,018
Building materials 1.2%
Building Materials Corp. of America (S)	5.375		11-15-24	4,845,000	4,832,888
Building Materials Corp. of America (S)	6.000		10-15-25	1,685,000	1,718,700
Chemicals 1.3%
Platform Specialty Products Corp. (S)	6.500		02-01-22	5,125,000	4,433,125
Platform Specialty Products Corp. (S)	10.375		05-01-21	2,100,000	2,094,750
Tronox Finance LLC	6.375		08-15-20	1,000,000	601,800
Construction materials 2.4%
Algeco Scotsman Global Finance PLC (S)	8.500		10-15-18	7,000,000	5,862,500
Hardwoods Acquisition, Inc. (S)	7.500		08-01-21	9,300,000	7,672,500
Containers and packaging 0.9%
Cascades, Inc. (S)	5.500		07-15-22	5,460,000	5,296,200
Metals and mining 3.0%
Essar Steel Algoma, Inc. (H)(S)	9.000		11-15-19	4,000,000	240,000
First Quantum Minerals, Ltd. (S)	7.250		10-15-19	7,000,000	4,550,000
First Quantum Minerals, Ltd. (S)	7.250		05-15-22	2,750,000	1,718,750
Hecla Mining Company	6.875		05-01-21	1,800,000	1,314,000
Optima Specialty Steel, Inc. (S)	12.500		12-15-16	213,000	179,985
Signode Industrial Group Lux SA (S)	6.375		05-01-22	7,410,000	6,298,500
Thompson Creek Metals Company, Inc.	9.750		12-01-17	1,500,000	1,290,000
Thompson Creek Metals Company, Inc.	12.500		05-01-19	7,000,000	1,400,000
Paper and forest products 2.9%
Norbord, Inc. (S)	6.250		04-15-23	3,650,000	3,604,375
Resolute Forest Products, Inc.	5.875		05-15-23	7,358,000	5,352,945
Tembec Industries, Inc. (S)	9.000		12-15-19	10,000,000	6,500,000
UPM-Kymmene OYJ (S)	7.450		11-26-27	600,000	690,000
Telecommunication services 8.1%					45,391,118
Diversified telecommunication services 5.7%
Columbus International, Inc. (S)	7.375		03-30-21	3,700,000	3,663,000
Frontier Communications Corp.	6.250		09-15-21	1,130,000	957,675
Frontier Communications Corp.	7.125		01-15-23	7,500,000	6,468,750
Frontier Communications Corp. (S)	8.875		09-15-20	965,000	977,063
Frontier Communications Corp. (S)	10.500		09-15-22	1,205,000	1,197,469
Frontier Communications Corp. (S)	11.000		09-15-25	1,930,000	1,910,700

SEE NOTES TO FUND'S INVESTMENTS5

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
GCI, Inc.	6.875		04-15-25	3,000,000	$3,067,500
Goodman Networks, Inc.	12.125		07-01-18	3,600,000	972,000
T-Mobile USA, Inc.	6.000		03-01-23	6,000,000	6,075,000
T-Mobile USA, Inc.	6.500		01-15-26	1,965,000	1,983,648
Wind Acquisition Finance SA (S)	7.375		04-23-21	5,000,000	4,725,000
Wireless telecommunication services 2.4%
Digicel, Ltd. (S)	6.000		04-15-21	5,000,000	4,212,500
Sprint Communications, Inc.	6.000		11-15-22	2,000,000	1,435,000
Sprint Communications, Inc.	8.375		08-15-17	3,000,000	2,962,500
Sprint Corp.	7.125		06-15-24	6,575,000	4,783,313
Utilities 3.1%					17,253,259
Electric utilities 1.2%
Talen Energy Supply LLC (S)	4.625		07-15-19	8,900,000	6,675,000
Independent power and renewable electricity producers 1.9%
Dynegy, Inc.	5.875		06-01-23	6,585,000	5,284,463
NRG Energy, Inc.	6.250		07-15-22	1,675,000	1,453,063
NRG Energy, Inc.	6.250		05-01-24	2,500,000	2,100,500
TerraForm Power Operating LLC (S)	5.875		02-01-23	2,103,000	1,740,233
Term loans (M) 8.9%					$49,888,027
(Cost $60,525,471)
Consumer discretionary 2.1%					11,976,846
Diversified consumer services 0.3%
Orchard Acquisition Company	7.000		02-07-19	2,345,217	1,712,009
Hotels, restaurants and leisure 0.2%
Marina District Finance Company, Inc.	6.500		08-15-18	1,242,537	1,241,502
Media 0.3%
Getty Images, Inc.	4.750		10-18-19	2,939,394	1,835,284
Specialty retail 0.7%
Payless, Inc.	5.000		03-11-21	1,970,000	1,113,050
Payless, Inc.	8.500		03-11-22	210,000	90,300
Toys R Us Property Company I LLC	6.000		08-21-19	3,264,914	2,911,216
Textiles, apparel and luxury goods 0.6%
Charlotte Russe, Inc.	6.750		05-21-19	3,751,135	2,538,280
Charlotte Russe, Inc.	6.750		05-22-19	836,258	535,205
Consumer staples 1.7%					9,558,286
Food and staples retailing 0.6%
Reddy Ice Corp.	6.752		05-01-19	3,403,750	2,788,240
Reddy Ice Corp.	10.750		11-01-19	500,000	326,250
Household products 1.1%
The Sun Products Corp.	5.500		03-23-20	6,910,237	6,443,796
Energy 0.8%					4,144,364
Energy equipment and services 0.4%
Preferred Proppants LLC	6.750		07-27-20	3,950,000	1,876,250
Oil, gas and consumable fuels 0.4%
Arch Coal, Inc.	6.250		05-16-18	3,871,286	1,754,982
Citgo Holding, Inc.	9.500		05-12-18	516,143	513,132

6SEE NOTES TO FUND'S INVESTMENTS

Core High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials 1.4%					$7,563,304
Diversified financial services 1.4%
iPayment, Inc.	6.750		05-08-17	2,000,000	1,915,000
PGX Holdings, Inc.	5.750		09-29-20	5,705,357	5,648,304
Health care 0.5%					2,883,749
Health care providers and services 0.3%
Western Dental Services, Inc.	7.500		11-01-18	2,234,585	1,932,916
Pharmaceuticals 0.2%
Concordia Healthcare Corp.	5.250		10-21-21	1,000,000	950,833
Industrials 0.6%					3,553,257
Road and rail 0.6%
Livingston International, Inc.	5.000		04-18-19	1,950,000	1,813,500
Livingston International, Inc.	9.000		04-18-20	1,954,783	1,739,757
Information technology 0.8%					4,537,502
Software 0.8%
Compuware Corp.	6.250		12-15-21	4,950,000	4,537,502
Telecommunication services 1.0%					5,670,719
Diversified telecommunication services 1.0%
Birch Communications, Inc.	7.750		07-17-20	6,197,507	5,670,719
				Shares	Value
Common stocks 0.2%					$1,445,860
(Cost $598,460)
Energy 0.0%					40,960
Energy equipment and services 0.0%
TPT Acquisition, Inc. (I)				2,560	40,960
Financials 0.2%					1,404,900
Diversified financial services 0.2%
iPayment, Inc. (I)				223,000	1,404,900
				Par value^	Value
Short-term investments 0.6%					$3,145,000
(Cost $3,145,000)
Repurchase agreement 0.6%					3,145,000
Repurchase Agreement with State Street Corp. dated 12-31-15 at 0.030% to be repurchased at $3,145,010 on 1-4-16, collateralized by $3,555,000 U.S. Treasury Bonds, 2.500% due 2-15-45 (valued at $3,208,388, including interest)				3,145,000	3,145,000
Total investments (Cost $654,699,284)† 94.7%					$533,023,139
Other assets and liabilities, net 5.3%					$29,596,934
Total net assets 100.0%					$562,620,073

SEE NOTES TO FUND'S INVESTMENTS7

Core High Yield Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
CAD	Canadian Dollar
Key to Security Abbreviations and Legend
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $278,865,290 or 49.6% of the fund's net assets as of 12-31-15.
†	At 12-31-15, the aggregate cost of investment securities for federal income tax purposes was $655,593,229. Net unrealized depreciation aggregated $122,570,090, of which $2,757,808 related to appreciated investment securities and $125,327,898 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 12-31-15:

United States	79.2%
Canada	10.4%
Luxembourg	4.3%
United Kingdom	1.8%
Netherlands	1.1%
France	0.9%
Greece	0.8%
Jamaica	0.7%
Barbados	0.7%
Finland	0.1%
TOTAL	100.0%

8SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2015, by major security category or type:

	Total value at 12-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$478,544,252	—	$478,544,252	—
Term loans	49,888,027	—	49,888,027	—
Common stocks	1,445,860	$1,404,900	—	$40,960
Short-term investments	3,145,000	—	3,145,000	—
Total investments in securities	$533,023,139	$1,404,900	$531,577,279	$40,960
Other financial instruments:
Forward foreign currency contracts	$209,284	—	$209,284	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans generally are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

       9

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended December 31, 2015, the fund used forward foreign currency contracts to manage currency exposure. The following table summarizes the contracts held at December 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	12,403,015	CAD	16,869,780	Royal Bank of Canada	3/2/2016	$209,284	—	$209,284
						$209,284	—	$209,284

Currency abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       10

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	346Q3	12/15
This report is for the information of the shareholders of John Hancock Core High Yield Fund.		2/16

John Hancock

Small Company Fund

Quarterly portfolio holdings 12/31/15

Fund's investmentsSmall Company Fund

As of 12-31-15 (unaudited)
	Shares	Value
Common stocks 97.0%		$241,742,059
(Cost $232,035,989)
Consumer discretionary 13.1%		32,642,162
Distributors 1.5%
Pool Corp.	47,325	3,822,914
Hotels, restaurants and leisure 4.9%
ClubCorp Holdings, Inc.	141,230	2,580,272
Marriott Vacations Worldwide Corp.	53,325	3,036,859
Penn National Gaming, Inc. (I)	204,115	3,269,922
Texas Roadhouse, Inc.	93,450	3,342,707
Leisure products 1.3%
Vista Outdoor, Inc. (I)	70,685	3,146,189
Media 2.3%
AMC Entertainment Holdings, Inc., Class A	108,244	2,597,856
Nexstar Broadcasting Group, Inc., Class A	54,420	3,194,454
Specialty retail 2.1%
Boot Barn Holdings, Inc. (I)	210,165	2,582,928
Select Comfort Corp. (I)	121,650	2,604,527
Textiles, apparel and luxury goods 1.0%
Steven Madden, Ltd. (I)	81,520	2,463,534
Consumer staples 1.5%		3,704,836
Food products 1.5%
B&G Foods, Inc.	105,792	3,704,836
Energy 3.6%		9,039,505
Energy equipment and services 2.4%
Oil States International, Inc. (I)	78,695	2,144,439
Patterson-UTI Energy, Inc.	143,435	2,163,000
Superior Energy Services, Inc.	131,650	1,773,326
Oil, gas and consumable fuels 1.2%
Carrizo Oil & Gas, Inc. (I)	100,025	2,958,740
Financials 26.1%		65,030,397
Banks 12.0%
Columbia Banking System, Inc.	113,000	3,673,630
Great Western Bancorp, Inc.	115,390	3,348,618
IBERIABANK Corp.	51,305	2,825,366
Old National Bancorp	225,145	3,052,966
PrivateBancorp, Inc.	75,850	3,111,367
TCF Financial Corp.	209,250	2,954,610
Webster Financial Corp.	99,250	3,691,108
Western Alliance Bancorp (I)	102,840	3,687,842
Wintrust Financial Corp.	75,380	3,657,438
Capital markets 1.5%
Evercore Partners, Inc., Class A	69,700	3,768,679
Insurance 4.1%
Argo Group International Holdings, Ltd.	47,140	2,820,858
CNO Financial Group, Inc.	196,605	3,753,189
The Hanover Insurance Group, Inc.	45,275	3,682,669
Real estate investment trusts 5.9%
American Homes 4 Rent, Class A	159,515	2,657,520

2SEE NOTES TO FUND'S INVESTMENTS

Small Company Fund

	Shares	Value
Financials (continued)
Real estate investment trusts (continued)
Chesapeake Lodging Trust	104,315	$2,624,565
DCT Industrial Trust, Inc.	78,310	2,926,445
QTS Realty Trust, Inc., Class A	76,760	3,462,644
WP Glimcher, Inc.	274,145	2,908,678
Thrifts and mortgage finance 2.6%
Capitol Federal Financial, Inc.	304,250	3,821,380
EverBank Financial Corp.	162,755	2,600,825
Health care 10.8%		26,835,593
Biotechnology 3.5%
Emergent BioSolutions, Inc. (I)	95,590	3,824,556
Ligand Pharmaceuticals, Inc. (I)	22,905	2,483,360
Myriad Genetics, Inc. (I)	57,125	2,465,515
Health care equipment and supplies 4.4%
Cynosure, Inc., Class A (I)	84,370	3,768,808
Globus Medical, Inc., Class A (I)	131,145	3,648,454
Greatbatch, Inc. (I)	66,565	3,494,663
Health care providers and services 1.4%
Amsurg Corp. (I)	46,839	3,559,764
Pharmaceuticals 1.5%
Prestige Brands Holdings, Inc. (I)	69,745	3,590,473
Industrials 14.0%		34,856,191
Aerospace and defense 1.1%
Triumph Group, Inc.	69,355	2,756,861
Air freight and logistics 1.4%
Forward Air Corp.	79,435	3,416,499
Building products 1.1%
Apogee Enterprises, Inc.	60,095	2,614,733
Commercial services and supplies 2.2%
Interface, Inc.	153,285	2,933,875
Multi-Color Corp.	42,650	2,550,897
Construction and engineering 1.3%
EMCOR Group, Inc.	69,915	3,358,717
Electrical equipment 1.3%
Regal Beloit Corp.	53,990	3,159,495
Machinery 5.6%
Barnes Group, Inc.	105,050	3,717,720
ITT Corp.	98,380	3,573,162
Proto Labs, Inc. (I)	57,470	3,660,264
Standex International Corp.	37,450	3,113,968
Information technology 19.2%		47,942,968
Communications equipment 1.2%
Infinera Corp. (I)	167,170	3,029,120
Electronic equipment, instruments and components 1.3%
Littelfuse, Inc.	30,200	3,231,702
Internet software and services 2.5%
comScore, Inc. (I)	62,560	2,574,344
j2 Global, Inc.	46,215	3,804,419

SEE NOTES TO FUND'S INVESTMENTS3

Small Company Fund

			Shares	Value
Information technology (continued)
IT services 4.0%
	CACI International, Inc., Class A (I)		39,250	$3,641,615
	Convergys Corp.		129,675	3,227,611
	Virtusa Corp. (I)		75,100	3,104,634
Semiconductors and semiconductor equipment 3.5%
	Entegris, Inc. (I)		273,815	3,633,525
	Microsemi Corp. (I)		80,390	2,619,910
	Monolithic Power Systems, Inc.		38,655	2,462,710
Software 6.7%
	ACI Worldwide, Inc. (I)		159,640	3,416,296
	Blackbaud, Inc.		56,235	3,703,637
	CommVault Systems, Inc. (I)		78,780	3,099,993
	Take-Two Interactive Software, Inc. (I)		105,410	3,672,484
	Verint Systems, Inc. (I)		67,085	2,720,968
Materials 4.1%				10,205,216
Chemicals 1.3%
	Chemtura Corp. (I)		118,950	3,243,767
Construction materials 1.3%
	Headwaters, Inc. (I)		189,010	3,188,599
Containers and packaging 1.5%
	Berry Plastics Group, Inc. (I)		104,280	3,772,850
Utilities 4.6%				11,485,191
Electric utilities 2.8%
	PNM Resources, Inc.		150,480	4,600,168
	Portland General Electric Company		68,680	2,497,892
Gas utilities 1.8%
	The Laclede Group, Inc.		73,845	4,387,131
Exchange-traded funds 0.5%				$1,117,787
(Cost $1,116,813)
	iShares Russell 2000 ETF		9,935	1,117,787
	Yield (%)		Shares	Value
Short-term investments 3.9%				$9,769,750
(Cost $9,769,750)
Money market funds 3.9%				9,769,750
State Street Institutional Liquid Reserves Fund	0.2259(Y	)	9,769,750	9,769,750
Total investments (Cost $242,922,552)† 101.4%				$252,629,596
Other assets and liabilities, net (1.4%)				($3,451,581)
Total net assets 100.0%				$249,178,015

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-15.
†	At 12-31-15, the aggregate cost of investment securities for federal income tax purposes was $243,131,313. Net unrealized appreciation aggregated $9,498,283, of which $26,242,506 related to appreciated investment securities and $16,744,223 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	348Q3	12/15
This report is for the information of the shareholders of John Hancock Small Company Fund.		2/16

John Hancock

Disciplined Value Mid Cap Fund

Quarterly portfolio holdings 12/31/15

Fund's investmentsDisciplined Value Mid Cap Fund

As of 12-31-15 (unaudited)
	Shares	Value
Common stocks 97.5%		$11,089,678,464
(Cost $9,336,770,653)
Consumer discretionary 7.2%		817,629,690
Auto components 1.8%
Lear Corp.	1,111,466	136,521,368
Tenneco, Inc. (I)	1,533,260	70,391,967
Automobiles 0.3%
Harley-Davidson, Inc.	860,473	39,056,869
Household durables 1.4%
Newell Rubbermaid, Inc.	3,547,253	156,362,912
Internet and catalog retail 1.2%
Expedia, Inc.	1,115,837	138,698,539
Leisure products 0.8%
Brunswick Corp.	1,828,653	92,365,263
Media 1.3%
CBS Corp., Class B	745,803	35,149,695
Omnicom Group, Inc.	1,418,547	107,327,266
Specialty retail 0.4%
Best Buy Company, Inc.	1,371,291	41,755,811
Consumer staples 1.5%		171,204,855
Beverages 1.5%
Coca-Cola Enterprises, Inc.	1,213,140	59,735,014
Constellation Brands, Inc., Class A	782,574	111,469,841
Energy 5.7%		646,986,443
Energy equipment and services 0.3%
Bristow Group, Inc. (L)	1,141,930	29,575,987
Oil, gas and consumable fuels 5.4%
Cimarex Energy Company	514,625	45,997,183
Diamondback Energy, Inc. (I)	1,469,178	98,288,008
Energen Corp.	2,261,863	92,713,764
EQT Corp.	943,847	49,202,744
Kosmos Energy, Ltd. (I)	2,321,051	12,069,465
Marathon Petroleum Corp.	2,043,234	105,921,251
Parsley Energy, Inc., Class A (I)	3,651,833	67,376,319
QEP Resources, Inc.	3,314,189	44,410,133
Rice Energy, Inc. (I)	1,758,208	19,164,467
RSP Permian, Inc. (I)	1,632,580	39,818,626
Western Refining, Inc.	1,191,704	42,448,496
Financials 33.3%		3,789,538,995
Banks 6.2%
BB&T Corp.	3,616,549	136,741,718
East West Bancorp, Inc.	2,976,798	123,715,725
Fifth Third Bancorp	8,491,509	170,679,331
Huntington Bancshares, Inc.	13,557,047	149,940,940
SunTrust Banks, Inc.	2,984,496	127,855,809
Capital markets 5.3%
Raymond James Financial, Inc.	3,325,697	192,790,655
SEI Investments Company	1,962,752	102,848,205
State Street Corp.	773,366	51,320,568

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Mid Cap Fund

	Shares	Value
Financials (continued)
Capital markets (continued)
TD Ameritrade Holding Corp.	5,617,926	$194,998,211
The Charles Schwab Corp.	1,745,254	57,471,214
Consumer finance 2.3%
Ally Financial, Inc. (I)	3,719,025	69,322,626
Discover Financial Services	2,440,205	130,843,792
Navient Corp.	2,787,704	31,919,211
SLM Corp. (I)	4,925,325	32,113,119
Diversified financial services 1.1%
McGraw Hill Financial, Inc.	626,598	61,770,031
Moody's Corp.	596,612	59,864,048
Insurance 8.4%
Alleghany Corp. (I)	231,768	110,768,880
Aon PLC	1,676,428	154,583,426
Loews Corp.	1,688,045	64,820,928
Marsh & McLennan Companies, Inc.	2,309,670	128,071,202
Reinsurance Group of America, Inc.	941,295	80,527,787
Symetra Financial Corp.	1,435,030	45,590,903
The Allstate Corp.	793,116	49,244,572
Torchmark Corp.	1,030,992	58,931,503
Unum Group	3,904,429	129,978,441
W.R. Berkley Corp.	1,228,462	67,258,295
XL Group PLC	1,620,841	63,504,550
Real estate investment trusts 10.0%
American Assets Trust, Inc.	1,087,516	41,706,239
American Homes 4 Rent, Class A	2,847,215	47,434,602
Boston Properties, Inc.	1,224,403	156,160,359
Douglas Emmett, Inc.	1,920,777	59,889,827
Equity Residential	2,150,348	175,446,893
Essex Property Trust, Inc.	479,197	114,724,554
Kilroy Realty Corp.	919,831	58,206,906
Kimco Realty Corp.	4,751,036	125,712,413
Regency Centers Corp.	2,332,978	158,922,461
SL Green Realty Corp.	1,257,166	142,034,615
The Macerich Company	766,197	61,824,436
Health care 7.1%		804,740,247
Health care equipment and supplies 3.1%
Becton, Dickinson and Company	504,530	77,743,028
Boston Scientific Corp. (I)	5,461,761	100,714,873
St. Jude Medical, Inc.	1,203,512	74,340,936
Zimmer Biomet Holdings, Inc.	966,632	99,166,777
Health care providers and services 2.4%
Cardinal Health, Inc.	1,690,216	150,885,582
DaVita HealthCare Partners, Inc. (I)	579,151	40,372,616
Laboratory Corp. of America Holdings (I)	695,486	85,989,889
Life sciences tools and services 1.6%
Bruker Corp. (I)	2,103,784	51,058,838
ICON PLC (I)	1,601,901	124,467,708

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value Mid Cap Fund

	Shares	Value
Industrials 13.6%		1,547,899,735
Aerospace and defense 2.2%
Curtiss-Wright Corp.	528,234	36,184,029
Huntington Ingalls Industries, Inc.	679,469	86,190,643
Raytheon Company	540,925	67,361,390
Textron, Inc.	1,509,034	63,394,518
Airlines 0.3%
Delta Air Lines, Inc.	669,772	33,950,743
Building products 1.3%
Masco Corp.	5,055,886	143,081,574
Construction and engineering 0.4%
Fluor Corp.	977,000	46,133,940
Electrical equipment 0.4%
Hubbell, Inc.	442,529	44,713,130
Machinery 2.9%
Ingersoll-Rand PLC	1,547,595	85,566,528
Parker-Hannifin Corp.	476,339	46,195,356
Stanley Black & Decker, Inc.	1,092,352	116,586,729
The Timken Company	1,166,401	33,347,405
WABCO Holdings, Inc. (I)	428,036	43,770,961
Professional services 5.6%
Equifax, Inc.	1,736,869	193,435,101
ManpowerGroup, Inc.	1,469,255	123,843,504
Robert Half International, Inc.	3,554,098	167,540,180
Towers Watson & Company, Class A	1,228,866	157,860,126
Trading companies and distributors 0.5%
WESCO International, Inc. (I)	1,344,869	58,743,878
Information technology 15.4%		1,757,376,698
Communications equipment 1.2%
Harris Corp.	1,553,641	135,011,403
Electronic equipment, instruments and components 3.6%
Arrow Electronics, Inc. (I)	1,638,340	88,765,261
Avnet, Inc.	2,067,544	88,573,585
Flextronics International, Ltd. (I)	5,714,734	64,062,168
Jabil Circuit, Inc.	4,415,046	102,826,421
TE Connectivity, Ltd.	1,000,779	64,660,331
Internet software and services 1.1%
InterActiveCorp	805,503	48,370,455
NetEase, Inc., ADR	408,458	74,028,928
IT services 4.2%
Alliance Data Systems Corp. (I)	342,056	94,602,428
Amdocs, Ltd.	2,697,288	147,191,006
Fidelity National Information Services, Inc.	1,917,241	116,184,805
Global Payments, Inc.	394,708	25,462,613
Total System Services, Inc.	1,821,931	90,732,164
Semiconductors and semiconductor equipment 1.6%
Avago Technologies, Ltd.	631,381	91,644,952
Microsemi Corp. (I)	2,227,193	72,584,220
ON Semiconductor Corp. (I)	2,242,964	21,981,047

4SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Mid Cap Fund

			Shares	Value
Information technology (continued)
Software 1.6%
	Activision Blizzard, Inc.		4,778,707	$184,983,748
Technology hardware, storage and peripherals 2.1%
	Hewlett Packard Enterprise Company		3,485,921	52,985,999
	Seagate Technology PLC (L)		960,149	35,199,062
	Western Digital Corp.		2,623,249	157,526,102
Materials 7.0%				796,792,551
Chemicals 2.0%
	Methanex Corp. (L)		868,222	28,660,008
	PolyOne Corp.		1,209,314	38,407,813
	The Mosaic Company		1,510,893	41,685,538
	The Valspar Corp.		1,498,441	124,295,681
Containers and packaging 4.7%
	Avery Dennison Corp.		1,314,130	82,343,386
	Crown Holdings, Inc. (I)		3,017,886	153,006,820
	Graphic Packaging Holding Company		14,347,657	184,080,439
	International Paper Company		1,321,219	49,809,956
	Packaging Corp. of America		1,039,179	65,520,236
Metals and mining 0.3%
	Steel Dynamics, Inc.		1,621,862	28,982,674
Utilities 6.7%				757,509,250
Electric utilities 4.3%
	American Electric Power Company, Inc.		2,660,831	155,046,622
	Edison International		2,348,781	139,071,323
	FirstEnergy Corp.		1,753,526	55,639,380
	Great Plains Energy, Inc.		3,002,909	82,009,445
	Westar Energy, Inc.		1,353,679	57,409,526
Independent power and renewable electricity producers 0.4%
	AES Corp.		4,648,825	44,489,255
Multi-utilities 2.0%
	Alliant Energy Corp.		1,632,332	101,939,133
	Ameren Corp.		1,489,635	64,396,921
	PG&E Corp.		1,081,174	57,507,645
	Yield (%)		Shares	Value
Securities lending collateral 0.4%				$40,723,439
(Cost $40,723,717)
John Hancock Collateral Trust (W)	0.3070(Y	)	4,070,390	40,723,439
Short-term investments 2.3%				$257,312,848
(Cost $257,312,848)
Money market funds 2.3%				257,312,848
State Street Institutional US Government Money Market Fund	0.0891(Y	)	257,312,848	257,312,848
Total investments (Cost $9,634,807,218)† 100.2%				$11,387,714,751
Other assets and liabilities, net (0.2%)				($19,177,006)
Total net assets 100.0%				$11,368,537,745

SEE NOTES TO FUND'S INVESTMENTS5

Disciplined Value Mid Cap Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 12-31-15. The value of securities on loan amounted to $39,307,790.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-15.
†	At 12-31-15, the aggregate cost of investment securities for federal income tax purposes was $9,662,981,466. Net unrealized appreciation aggregated $1,724,733,285, of which $2,136,160,779 related to appreciated investment securities and $411,427,494 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2015, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	363Q3	12/15
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.		2/16

John Hancock

International Value Equity Fund

Quarterly portfolio holdings 12/31/15

Fund's investmentsInternational Value Equity Fund

As of 12-31-15 (unaudited)
	Shares	Value
Common stocks 94.7%		$492,994,642
(Cost $524,003,859)
Australia 4.4%		22,712,381
AGL Energy, Ltd.	402,655	5,268,782
Australia & New Zealand Banking Group, Ltd.	213,731	4,313,048
BHP Billiton, Ltd.	287,089	3,694,702
National Australia Bank, Ltd.	191,524	4,179,394
QBE Insurance Group, Ltd.	426,313	3,877,384
Santos, Ltd.	517,774	1,379,071
Canada 4.8%		25,192,125
Bank of Montreal	73,813	4,165,151
Barrick Gold Corp.	238,209	1,762,853
Bombardier, Inc., Class B (I)	1,341,763	1,299,387
Husky Energy, Inc.	218,018	2,254,707
IGM Financial, Inc. (L)	161,727	4,130,543
Magna International, Inc.	85,241	3,457,198
Suncor Energy, Inc.	145,730	3,761,997
The Toronto-Dominion Bank	111,234	4,360,289
Chile 0.4%		1,909,919
Antofagasta PLC	277,651	1,909,919
China 1.2%		6,103,190
China Petroleum & Chemical Corp., H Shares	5,064,279	3,041,227
CNOOC, Ltd.	2,942,000	3,061,963
Denmark 1.6%		8,530,812
Carlsberg A/S, B Shares	49,064	4,346,663
Danske Bank A/S	155,937	4,184,149
Finland 0.8%		4,255,016
Kesko OYJ, B Shares	121,391	4,255,016
France 9.1%		47,126,087
Atos SE	46,563	3,909,100
AXA SA	193,684	5,292,167
BNP Paribas SA	71,965	4,071,609
Cie de Saint-Gobain	97,692	4,233,532
Engie SA	206,022	3,649,332
Kering	26,673	4,560,440
Orange SA	287,564	4,809,744
Publicis Groupe SA	65,198	4,335,387
Sanofi	48,973	4,173,588
Schneider Electric SE	74,304	4,220,783
Total SA	86,332	3,870,405
Germany 8.7%		45,182,736
Allianz SE	28,530	5,029,239
BASF SE	53,290	4,059,551
Bayerische Motoren Werke AG	47,368	4,990,317
Deutsche Bank AG	151,538	3,680,071
E.ON SE	272,805	2,619,489
Gerresheimer AG	63,020	4,924,520
Merck KGaA	51,733	5,008,860
Muenchener Rueckversicherungs-Gesellschaft AG	23,693	4,720,551

2SEE NOTES TO FUND'S INVESTMENTS

International Value Equity Fund

	Shares	Value
Germany (continued)
SAP SE	69,876	$5,544,913
Siemens AG	47,601	4,605,225
Hong Kong 3.1%		16,308,148
China Mobile, Ltd.	327,582	3,687,298
Guangdong Investment, Ltd.	3,168,098	4,474,077
Hang Lung Group, Ltd.	1,195,779	3,877,812
Yue Yuen Industrial Holdings, Ltd.	1,260,202	4,268,961
Ireland 1.7%		8,735,345
C&C Group PLC	912,002	3,673,324
Shire PLC	73,782	5,062,021
Israel 1.2%		6,065,513
Teva Pharmaceutical Industries, Ltd.	92,971	6,065,513
Japan 20.1%		104,752,590
Bandai Namco Holdings, Inc.	195,394	4,128,115
Bridgestone Corp.	121,786	4,177,432
East Japan Railway Company	51,163	4,817,812
Ebara Corp.	989,706	4,703,228
Fujitsu, Ltd.	929,798	4,640,734
Honda Motor Company, Ltd.	144,317	4,612,593
Inpex Corp.	428,819	4,180,519
Japan Tobacco, Inc.	144,119	5,291,152
Komatsu, Ltd.	242,508	3,968,025
Kyocera Corp.	101,425	4,710,231
Mitsubishi Chemical Holdings Corp.	702,147	4,454,926
Mitsubishi Corp.	221,509	3,684,386
Mitsubishi UFJ Financial Group, Inc.	703,500	4,357,654
Mitsui Fudosan Company, Ltd.	162,557	4,079,837
Mizuho Financial Group, Inc.	2,458,484	4,916,969
MS&AD Insurance Group Holdings, Inc.	159,890	4,688,722
Nippon Telegraph & Telephone Corp.	134,200	5,340,907
Nippon Television Holdings, Inc.	253,468	4,610,324
Nissan Motor Company, Ltd.	435,813	4,563,286
Sumitomo Chemical Company, Ltd.	889,000	5,105,612
Taiheiyo Cement Corp.	1,416,467	4,136,521
Toyo Suisan Kaisha, Ltd.	137,987	4,809,199
Toyota Motor Corp.	77,533	4,774,406
Netherlands 5.2%		27,071,461
Aegon NV	708,076	4,004,518
Heineken Holding NV	69,438	5,345,833
ING Groep NV	331,929	4,491,035
Koninklijke KPN NV	1,274,536	4,820,785
Royal Dutch Shell PLC, A Shares	156,159	3,561,549
Wolters Kluwer NV	144,348	4,847,741
Singapore 2.4%		12,654,592
DBS Group Holdings, Ltd.	382,193	4,479,112
Sembcorp Industries, Ltd.	1,798,916	3,855,940
Singapore Telecommunications, Ltd.	1,645,118	4,319,540
South Africa 0.6%		2,974,822
Tiger Brands, Ltd.	145,232	2,974,822

SEE NOTES TO FUND'S INVESTMENTS3

International Value Equity Fund

			Shares	Value
Spain 2.7%				$14,103,428
	Banco Santander SA		720,226	3,543,078
	CaixaBank SA (L)		1,013,482	3,527,556
	Ebro Foods SA		170,935	3,362,449
	Telefonica SA		330,841	3,670,345
Sweden 3.4%				17,723,694
	Getinge AB, B Shares		184,346	4,828,991
	Modern Times Group AB, B Shares		161,462	4,122,734
	SKF AB, B Shares		245,904	3,971,669
	Telefonaktiebolaget LM Ericsson, B Shares		497,889	4,800,300
Switzerland 6.4%				33,583,105
	Aryzta AG (I)		98,748	4,995,545
	Bucher Industries AG		11,623	2,619,548
	Credit Suisse Group AG (I)		163,312	3,518,061
	Nestle SA		73,202	5,434,169
	Novartis AG		83,855	7,213,146
	Roche Holding AG		20,040	5,553,253
	Zurich Insurance Group AG (I)		16,541	4,249,383
United Kingdom 16.9%				88,009,678
	Anglo American PLC		184,801	810,766
	AstraZeneca PLC		68,130	4,602,028
	Barclays PLC		1,179,487	3,796,520
	BP PLC		705,972	3,668,736
	Carillion PLC (L)		765,234	3,417,721
	Debenhams PLC		3,590,040	3,870,683
	Diageo PLC		169,761	4,635,820
	easyJet PLC		166,467	4,269,401
	GlaxoSmithKline PLC		250,678	5,062,683
	HSBC Holdings PLC		641,258	5,062,259
	Imperial Tobacco Group PLC		100,486	5,307,466
	Informa PLC		550,462	4,974,799
	Kingfisher PLC		863,133	4,180,595
	Meggitt PLC		781,180	4,313,122
	Premier Oil PLC (I)		803,673	575,012
	RSA Insurance Group PLC		723,579	4,541,460
	Sky PLC		305,148	5,002,245
	Smith & Nephew PLC		322,555	5,748,632
	Standard Chartered PLC		492,763	4,088,554
	Unilever PLC		128,345	5,505,027
	Vodafone Group PLC		1,411,178	4,576,149
	Yield (%)		Shares	Value
Securities lending collateral 1.8%				$9,626,583
(Cost $9,626,600)
John Hancock Collateral Trust (W)	0.3070(Y	)	962,196	9,626,583
Short-term investments 5.1%				$26,577,234
(Cost $26,577,234)
Money market funds 3.5%				18,072,234
JPMorgan U.S. Treasury Plus Money Market Fund	0.0629(Y	)	18,072,234	18,072,234

4SEE NOTES TO FUND'S INVESTMENTS

International Value Equity Fund

	Par value^	Value
Repurchase agreement 1.6%		$8,505,000
Barclays Capital Tri-Party Repurchase Agreement dated 12-31-2015 at 0.320% to be repurchased at $8,505,302 on 01-04-2016, collateralized by $8,745,200 U.S. Treasury Notes, 1.375% due 02-29-2020 (valued at $8,675,488, including interest)	8,505,000	8,505,000
Total investments (Cost $560,207,693)† 101.6%		$529,198,459
Other assets and liabilities, net (1.6%)		($8,533,136)
Total net assets 100.0%		$520,665,323

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 12-31-15. The value of securities on loan amounted to $9,162,002.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-15.
†	At 12-31-15, the aggregate cost of investment securities for federal income tax purposes was $560,818,305. Net unrealized depreciation aggregated $31,619,846, of which $42,211,747 related to appreciated investment securities and $73,831,593 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 12-31-15:

Financials	22.9
Consumer discretionary	14.5
Consumer staples	11.5
Health care	11.2
Industrials	10.4
Telecommunication services	6.0
Energy	5.6
Materials	5.0
Information technology	4.5
Utilities	3.1
Short-term investments & other	5.3
TOTAL	100.0

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2015, by major security category or type:

	Total value at 12-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$22,712,381	—	$22,712,381	—
Canada	25,192,125	$25,192,125	—	—
Chile	1,909,919	—	1,909,919	—
China	6,103,190	—	6,103,190	—
Denmark	8,530,812	—	8,530,812	—
Finland	4,255,016	—	4,255,016	—
France	47,126,087	—	47,126,087	—
Germany	45,182,736	—	45,182,736	—
Hong Kong	16,308,148	—	16,308,148	—
Ireland	8,735,345	—	8,735,345	—
Israel	6,065,513	—	6,065,513	—
Japan	104,752,590	—	104,752,590	—
Netherlands	27,071,461	—	27,071,461	—
Singapore	12,654,592	—	12,654,592	—
South Africa	2,974,822	—	2,974,822	—
Spain	14,103,428	—	14,103,428	—
Sweden	17,723,694	—	17,723,694	—
Switzerland	33,583,105	—	33,583,105	—
United Kingdom	88,009,678	—	88,009,678	—
Securities lending collateral	9,626,583	9,626,583	—	—
Short-term investments	26,577,234	18,072,234	8,505,000	—
Total investments in securities	$529,198,459	$52,890,842	$476,307,517	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       6

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	366Q3	12/15
This report is for the information of the shareholders of John Hancock International Value Equity Fund.		2/16

John Hancock

Strategic Growth Fund

Quarterly portfolio holdings 12/31/15

Fund's investmentsStrategic Growth Fund

As of 12-31-15 (unaudited)
	Shares	Value
Common stocks 97.4%		$1,741,746,929
(Cost $1,365,189,946)
Consumer discretionary 24.8%		443,276,259
Auto components 3.7%
Delphi Automotive PLC	326,672	28,005,591
Lear Corp.	243,109	29,861,077
Tenneco, Inc. (I)	179,093	8,222,160
Hotels, restaurants and leisure 2.2%
McDonald's Corp.	181,154	21,401,534
Starbucks Corp.	311,236	18,683,497
Internet and catalog retail 5.3%
Amazon.com, Inc. (I)	106,617	72,061,364
The Priceline Group, Inc. (I)	17,472	22,275,926
Media 5.0%
Comcast Corp., Class A	802,856	45,305,164
The Walt Disney Company	411,726	43,264,168
Multiline retail 1.4%
Target Corp.	341,120	24,768,723
Specialty retail 7.2%
Lowe's Companies, Inc.	397,089	30,194,648
O'Reilly Automotive, Inc. (I)	31,604	8,009,086
The Home Depot, Inc.	373,403	49,382,547
Tractor Supply Company	231,294	19,775,637
Williams-Sonoma, Inc.	377,763	22,065,137
Consumer staples 11.0%		196,991,176
Food and staples retailing 5.3%
Costco Wholesale Corp.	204,654	33,051,621
CVS Health Corp.	466,915	45,650,280
The Kroger Company	408,638	17,093,328
Food products 1.1%
Mondelez International, Inc., Class A	432,826	19,407,918
Tobacco 4.6%
Altria Group, Inc.	763,725	44,456,432
Philip Morris International, Inc.	424,657	37,331,597
Energy 0.5%		9,458,177
Oil, gas and consumable fuels 0.5%
Hess Corp.	87,129	4,224,014
Occidental Petroleum Corp.	77,417	5,234,163
Financials 5.0%		88,493,506
Banks 3.4%
BankUnited, Inc.	401,006	14,460,276
First Republic Bank	283,819	18,749,083
Signature Bank (I)	174,718	26,796,500
Capital markets 0.6%
KKR & Company LP	659,504	10,281,667
Insurance 1.0%
American International Group, Inc.	293,787	18,205,980

2SEE NOTES TO FUND'S INVESTMENTS

Strategic Growth Fund

	Shares	Value
Health care 16.4%		$293,358,053
Biotechnology 10.3%
AbbVie, Inc.	513,421	30,415,060
Alexion Pharmaceuticals, Inc. (I)	92,567	17,657,155
Amgen, Inc.	258,577	41,974,804
Biogen, Inc. (I)	85,598	26,222,947
Celgene Corp. (I)	143,932	17,237,296
Gilead Sciences, Inc.	498,610	50,454,346
Health care providers and services 2.2%
UnitedHealth Group, Inc.	340,511	40,057,714
Life sciences tools and services 0.8%
Quintiles Transnational Holdings, Inc. (I)	196,739	13,508,100
Pharmaceuticals 3.1%
Allergan PLC (I)	80,855	25,267,188
Mylan NV (I)	284,012	15,356,529
Pfizer, Inc.	471,094	15,206,914
Industrials 6.0%		108,107,766
Aerospace and defense 1.7%
The Boeing Company	211,854	30,631,970
Airlines 0.9%
American Airlines Group, Inc.	381,165	16,142,338
Electrical equipment 1.3%
Emerson Electric Company	479,898	22,953,521
Machinery 0.7%
Caterpillar, Inc.	185,643	12,616,298
Professional services 0.2%
Verisk Analytics, Inc. (I)	55,137	4,238,933
Road and rail 1.2%
Union Pacific Corp.	275,252	21,524,706
Information technology 30.4%		543,319,006
Electronic equipment, instruments and components 0.6%
CDW Corp.	253,725	10,666,599
Internet software and services 9.7%
Alphabet, Inc., Class A (I)	53,166	41,363,680
Alphabet, Inc., Class C (I)	86,921	65,962,608
Facebook, Inc., Class A (I)	635,350	66,495,731
IT services 3.9%
MasterCard, Inc., Class A	186,602	18,167,571
Visa, Inc., Class A	653,359	50,667,990
Semiconductors and semiconductor equipment 2.5%
NXP Semiconductors NV (I)	309,968	26,114,804
Texas Instruments, Inc.	352,533	19,322,334
Software 7.0%
Electronic Arts, Inc. (I)	478,855	32,906,916
Microsoft Corp.	1,169,058	64,859,338
ServiceNow, Inc. (I)	321,789	27,854,056
Technology hardware, storage and peripherals 6.7%
Apple, Inc.	1,129,939	118,937,379

SEE NOTES TO FUND'S INVESTMENTS3

Strategic Growth Fund

	Shares	Value
Materials 3.3%		$58,742,986
Chemicals 3.3%
PPG Industries, Inc.	299,125	29,559,533
The Sherwin-Williams Company	112,417	29,183,453
	Par value^	Value
Short-term investments 0.6%		$11,058,000
(Cost $11,058,000)
Repurchase agreement 0.6%		11,058,000
Repurchase Agreement with State Street Corp. dated 12-31-15 at 0.030% to be repurchased at $11,058,037 on 1-4-16, collateralized by $12,500,000 U.S. Treasury Bonds, 2.500% due 2-15-45 (valued at $11,281,250, including interest)	11,058,000	11,058,000
Total investments (Cost $1,376,247,946)† 98.0%		$1,752,804,929
Other assets and liabilities, net 2.0%		$36,585,539
Total net assets 100.0%		$1,789,390,468

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
†	At 12-31-15, the aggregate cost of investment securities for federal income tax purposes was $1,378,913,472. Net unrealized appreciation aggregated $373,891,457, of which $401,517,736 related to appreciated investment securities and $27,626,279 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2015 all investments are categorized as Level 1 under the hierarchy described above, except repurchase agreements which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	393Q3	12/15
This report is for the information of the shareholders of John Hancock Strategic Growth Fund.		2/16

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	February 18, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	February 18, 2016